General	12 Months Ended
Dec. 31, 2012
General [Abstract]
GENERAL
NOTE 1:- GENERAL

a.	Hotel Outsource Management International, Inc. ("HOMI") was incorporated in Delaware on November 9, 2000. HOMI and its subsidiaries, as identified in Note 4d below, are engaged in the distribution, marketing and operation of computerized minibars in hotels located in the United States, Europe, Israel and Canada.

Hereinafter, HOMI and its subsidiaries will be referred to as the "Company".

The Company has been doing business since 1997 through various subsidiaries. The current corporate structure, in which it is holding company for various wholly owned subsidiaries around the world, has been in place since 2001. The Company common stock was listed on the Over-the-Counter Bulletin Board, or "OTC Bulletin Board" from February 2004 until February 2011.  It now trades on the OTCQB under the symbol "HOUM.PK."

b.	During 2006, the Company commenced its own research and development program aimed at the development of a new range of products. The HOMI® 336 (the "System"), a novel, computerized minibar system designed to increase the accuracy of the automatic billing and reduce the cost of operating the minibars. Further, the HOMI® 330 system, a smaller version of the HOMI® 336, is currently in production.

During 2012, the company finalized the research and development of an additional product,the HOMI® 226, and started its production and installation  in various hotels.

c.	Commencing 2009, HOMI has begun to implement a new business model. Under the new business model, the Company sells or receives loans against HOMI minibars, installed or to be installed in various hotels to third parties. HOMI shall manage and operate these minibars for anagreed upon management fee and profit sharing agreements.

d.	On December 31, 2012, the Company had $ 221 in cash, including short term deposits.

The Company continues to incur losses ($ 2,890 in 2012) and has a negative cash flow from operations amounting to approximately $ 753 in 2012.

In order to implement the Company's basic business plan for completion of the installation of additional minibars, the Company will need additional funds.

The financial statements have been prepared assuming that the Company will continue as a "going concern". The Company has suffered recurring losses from operations and has a net working capital deficiency that raise substantial doubt about its ability to continue as "going concern" .The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company's preferred method is the new business model, described in item c. above.

The continuation of the company as a going concern is dependent upon implementation of management's plans as well as raising additional funds from shareholders or others.

On January 10, 2013 and on March 10,2013 HOMI entered into two loan agreements with related companies. The related parties lent HOMI $ 46 and $ 109, respectively. See also Note 16.